Kirkpatrick & Lockhart LLP                  1800 Massachusetts Avenue, N.W.
                                            Second Floor
                                            Washington, D.C.   20036-1800
                                            202-778-9298
                                            202-778-9100 - Facsimile

                                            Francine J. Rosenberger
                                            202.778.9187
                                            Fax:  202.778.9100
                                            francine.rosenberger@kl.com

                                 October 2, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

                      Re:    Potomac Insurance Trust
                             File Nos. 333-93813 and 811-09761
                             ---------------------------------

Dear Sir or Madam:

        Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus for the Class A shares of the Potomac VP Cardinal Fund and Potomac VP Warwick Fund used with respect to the above Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 7 ("PEA No. 7") to its Registration Statement on Form N-1A and that PEA No. 7 was filed electronically.

        If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.


                                            Very truly yours,

                                            /s/Francine J. Rosenberger

                                            Francine J. Rosenberger



cc:  Daniel O'Neill
        Rafferty Asset Management, LLC